Total
Thompson Bond Fund
Thompson Bond Fund
Investment Objective
The Thompson Bond Fund (the “Bond Fund”) seeks a higher level of current income while preserving capital.
Fees and Expenses of the Bond Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Thompson Bond Fund Thompson Bond Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Outgoing Wire Transfer Fee	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thompson Bond Fund Thompson Bond Fund
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.71%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Thompson Bond Fund | Thompson Bond Fund | USD ($)	73	227	395	883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Bond Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of bonds, including corporate bonds of domestic issuers and of foreign issuers payable in U.S. dollars, short-term debt instruments, mortgage- and asset-backed securities, bonds of foreign government issuers (including its agencies and instrumentalities) payable in U.S. dollars, and U.S. Treasury securities and other debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities). Although the Bond Fund invests primarily in debt securities rated investment grade by one or more nationally recognized rating agency, it may invest up to 10% of its net assets in securities rated below investment grade (commonly referred to as “junk” or “high-yield” securities). From time to time, the Bond Fund’s assets represented by debt securities rated below investment grade may exceed 10% due to changes in the value of those securities and/or the Fund as a whole and downgrades that occur after such securities were acquired. However, the Bond Fund will not acquire any debt securities rated below investment grade while its net assets that are represented by such securities exceed this limit. The Bond Fund may invest up to 20% of its net assets in other non-debt securities, which include convertible bonds, common stocks and variable-rate demand notes. The dollar-weighted average portfolio maturity of the Bond Fund will normally not exceed 10 years. The Bond Fund does not purchase securities with a view to rapid turnover.

Principal Risks of Investing in the Fund

Like all investments, an investment in the Bond Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The Bond Fund is suitable if you are looking for current income through investment-grade debt securities.

An investment in the Bond Fund typically is subject to the following principal risks:

Market Risk. The share price, total return and yield of the Bond Fund will fluctuate depending on changes in the fair market value and yields of the bonds in the Fund’s portfolio. Drastic reductions in or volatile trading activity may make it difficult for the Bond Fund to properly value its investments.

Interest-Rate Risk. The value of bonds is affected primarily by changes in interest rates, average maturities and the investment and credit quality of the securities. A bond’s fair market value increases or decreases in order to adjust its yield to current interest rate levels. A bond’s yield reflects the bond’s fixed annual interest as a percentage of its current price. Therefore, bond prices generally move in the opposite direction of interest rates and movements in interest rates typically have a greater effect on prices of longer-term bonds than on those with shorter maturities. Changes in prevailing interest rates will also affect the yield on shares of the Bond Fund. Interest-rate fluctuations, however, will not affect the income received by the Bond Fund from its existing portfolio of fixed-income securities (other than from variable-rate securities).

Credit Risk. The Bond Fund is subject to credit risk, which is the risk that the issuers of the bonds in which the Fund invests may default on interest and/or principal payments. The creditworthiness of an issuer could deteriorate because of developments affecting the issuer uniquely, industry developments or general economic conditions. Such deterioration increases the risk of default and would likely cause a decline in the bond’s value, particularly if the rating of the bond is downgraded.

Active Management Risk. The selection of securities for the Bond Fund may not perform as well as expected when those securities were purchased or as well as the bond markets generally. The selection of securities for the Fund may be more or less heavily allocated to some sectors or types of securities, such as corporate bonds, agency bonds, Treasury bonds, or to securities with different credit ratings, than the Fund’s benchmark, which may cause the Fund’s performance and/or risk profile to differ significantly from its benchmark.

Low- and Below-Investment-Grade (High-Yield/Junk) Securities Risk. The Bond Fund can invest in securities with the lowest investment-grade rating without limitation and, for up to 10% of its net assets, securities rated below investment grade (commonly referred to as “junk” or “high-yield” securities). Such securities are subject to a greater risk of issuer default or bankruptcy, lack of liquidity, and sensitivity to adverse economic events or developments specific to the issuer than are higher-rated securities. High-yield securities are considered speculative with regard to the issuer’s capacity to pay interest and repay principal.

Liquidity Risk. There may be no willing buyer of certain of the securities held by the Bond Fund at a time when the Advisor wishes to sell those securities, and the Fund may have to sell those securities at a lower price (or may not be able to sell those securities at all).

Mortgage- and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to interest-rate risk, credit risk, prepayment and extension risk, risks associated with inadequate collateral, and, the risk of unexpectedly high rates of defaults.

Prepayment and Extension Risk. Certain of the securities held by the Bond Fund may be prepaid prior to their scheduled maturity dates. Prepayment is likely during periods of falling interest rates. Risk of prepayment generally affects the price and yield of a security and its volatility because prepayment shortens the life of the security and thus the expected interest payments from that security. Prepayment will also require the Bond Fund to reinvest the proceeds in other securities, usually at lower rates and yields. Conversely, during periods of rising interest rates, the likelihood of prepayment decreases, which could lengthen the expected maturity of certain of the securities held by the Bond Fund, reduce their market value, and make them more susceptible to interest-rate risk.

Foreign Issuer Risk. Some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers. Bonds of foreign issuers are generally less liquid than those of U.S. issuers, and evidence of the Fund’s ownership of bonds may be uncertain in many foreign countries. Bonds of foreign issuers in some countries may be subject to expropriation or confiscatory taxation or affected by political or social instability, war, terrorism, nationalization, or limitations on the removal of funds or other assets.

Convertible Debt Risk. Convertible debt securities will typically be classified as subordinated debt and, therefore, are more risky than unsubordinated debt.  Subordinated debt holders are lower in the hierarchy as far as principal repayment during times of distress for the issuer.  Holders of convertible debt receive substantially lower yields to maturity in comparison to the non-convertible equivalent.

Common Stock Risk. Common stocks fluctuate in value for various reasons, including changes in the equities markets, general economic or political changes, interest-rate changes and factors particularly affecting the issues of stocks and their industries.

Please see page 21 of the Prospectus for detailed information about the risks described above.
Past Performance

The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund’s benchmark index and a supplementary index. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bond Fund Calendar Year Total Returns

The Fund’s highest/lowest quarterly results during this period were: Highest: 5.32% (quarter ended 6/30/16) Lowest: -2.30% (quarter ended 9/30/15)
Bond Fund Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Returns - Thompson Bond Fund	Label	1 Year	5 Years	10 Years
Thompson Bond Fund	Return Before Taxes	5.56%	3.84%	4.24%
After Taxes on Distributions | Thompson Bond Fund	Return After Taxes on Distributions	4.09%	2.27%	2.73%
After Taxes on Distributions and Sale of Fund Shares | Thompson Bond Fund	Return After Taxes on Distributions and Sale of Fund Shares	3.29%	2.23%	2.64%
Bloomberg Barclays U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)	Bloomberg Barclays U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)	5.01%	2.03%	2.13%
Bloomberg Barclays U.S. Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)	Bloomberg Barclays U.S. Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)	6.58%	2.71%	3.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. Barclays® is a trademark and service mark of Barclays Bank PLC.

The Bond Fund’s annualized yield for the 30 days ended December 31, 2019 was 3.55%. For current yield information, please call 1-800-999-0887 or visit our website at www.thompsonim.com.